FINANCIAL INSTRUMENTS (Details)	3 Months Ended				6 Months Ended		3 Months Ended		6 Months Ended	7 Months Ended		3 Months Ended	4 Months Ended	7 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended			12 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended			6 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended			6 Months Ended
	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2012 Zinc USD ($)	Jul. 01, 2011 Zinc USD ($)	Jul. 01, 2011 Zinc USD ($)	Jul. 31, 2012 Zinc USD ($)	Dec. 31, 2011 Zinc usdperMT	Mar. 31, 2011 Silver USD ($)	Jul. 31, 2012 Silver USD ($)	Jul. 31, 2012 Silver USD ($)	Jun. 30, 2012 Heating oil USD ($)	Jun. 30, 2012 Heating oil USD ($)	Jun. 30, 2012 Heating oil Not designated as hedges USD ($)	Jun. 30, 2012 Call Options Written USD ($)	Jun. 30, 2011 Call Options Written USD ($)	Dec. 31, 2011 Call Options Written Zinc MT usdperMT	Jun. 30, 2011 Foreign exchange forward contract USD ($)	Jun. 30, 2012 Foreign exchange forward contract Designated as hedges USD ($)	Jun. 30, 2011 Foreign exchange forward contract Designated as hedges USD ($)	Jun. 30, 2012 Foreign exchange forward contract Designated as hedges USD ($)	Jun. 30, 2011 Foreign exchange forward contract Designated as hedges USD ($)	Jun. 30, 2012 Foreign exchange forward contract Designated as hedges CAD	Jun. 30, 2011 Foreign exchange forward contract Not designated as hedges USD ($)	Dec. 31, 2011 Foreign exchange forward contract Not designated as hedges USD ($)	Mar. 31, 2011 Foreign exchange forward contract Not designated as hedges CAD	Jun. 30, 2012 Extendible foreign exchange flat forward USD ($)	Jun. 30, 2012 Extendible foreign exchange flat forward USD ($)	Dec. 31, 2011 Put options purchased Zinc MT usdperMT	Jun. 30, 2012 Expected 2012 diesel fuel exposure Heating oil gal item	Jun. 30, 2012 Expected 2013 diesel fuel exposure Heating oil gal item	Jun. 30, 2012 Interest rate lock derivative financial instruments USD ($)	Jun. 30, 2012 Interest rate lock derivative financial instruments USD ($)
Derivative
Amount of expenditures hedged																						$ 150,000,000		$ 150,000,000				$ 90,000,000
Amount of expenditures hedged, expiring each month																						25,000,000		25,000,000				10,000,000
Exchange rate under foreign exchange forward contract (in CAD per US dollar)																										1.01			0.99
Gain (Loss) on derivative financial instruments	879,000					879,000									46,000	46,000						500,000	900,000		900,000										(394,000)	(394,000)
Gain recognized in interim consolidated statement of income and comprehensive income	527,000				17,000					500,000			(1,300,000)	(3,400,000)										2,300,000			1,400,000
Call option premiums generated																		600,000	1,200,000
Zinc options																				20,000												20,000	9,500,000	500,000
Strike price for option (in dollars per metric tonne)																				2,500												2,200
Realized gain									100,000
Options expiring each month, beginning from February 28 (2011) or March 31 (2010) (in metric tonnes)																				2,000												2,000
Limit for participation, zinc prices set by zero-cost collar strategy (in dollars per metric tonne)											2,500
Unrealized mark-to-market gain (loss)								209,000	700,000								2,500,000													115,000	1,433,000
Changes in AOCI balances recorded in consolidated financial statements pertaining to the foreign exchange hedging activities
Accumulated other comprehensive income (loss), beginning of period		(7,106,000)			(7,106,000)																									2,360,000	(4,404,000)
Other comprehensive (loss) recognized																					2,082,000										(5,192,000)
Accumulated other comprehensive loss, end of period	(23,667,000)				(23,667,000)																									(2,653,000)	(2,653,000)
Gain on derivative financial instruments
Premiums realized on written foreign exchange call option																		608,000	1,189,000
Unrealized mark-to-market gain (loss)								209,000	700,000								2,500,000													115,000	1,433,000
Loss on heating oil derivative financial instruments and other															(4,929,000)	(4,929,000)
Gain (loss) on derivative financial instruments	$ (4,321,000)	$ 895,000	$ 981,000	$ 1,351,000	$ (3,426,000)	$ 2,332,000	$ 476,000	$ 149,000	$ 149,000			$ (1,330,000)		$ (3,403,000)
Average price (in dollars per gallon)																																	2.97	2.45
Percentage of Meadowbank's expected exposure.																																	55.00%	3.00%